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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment           [ ] Amendment Number : _________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Enceladus Investment Management, LLC
Address: 2626 Cole Avenue
         Suite 705
         Dallas, Texas 75204

Form 13F File Number: ___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    R. Kevin Hardage
Title:   Manager and Chief Compliance Officer
Phone:   (214) 468-0104

Signature, Place, and Date of Signing:


    /s/ R. Kevin Hardage                   Dallas, TX          February 14, 2008
------------------------------------   --------------------   ------------------
          (Signature)                     (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:    112
Form 13F Information Table Value Total: 166,087 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
                                                                                                              VOTING AUTHORITY
                                        TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  --------------------
           NAME OF ISSUER                 CLASS        CUSIP    (X1000) PRN AMT PRN Call DISCRETION MANAGERS Sole Shared   None
           --------------            --------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ --------
ABM INDUSTRIES INC                         COM       000957100     422   20,700 SH    --    SOLE       --      0     0     20,700
ABBOTT LABORATORIES                        COM       002824100     674   12,000 SH    --    SOLE       --      0     0    12,000
ADOBE SYSTEMS INC                          COM       00724F101     296    6,930 SH    --    SOLE       --      0     0      6,930
ADVANCED MEDICAL OPTICS INC                COM       00763M108     365   14,900 SH    --    SOLE       --      0     0     14,900
AFLAC INC                                  COM       001055102   1,484   23,700 SH    --    SOLE       --      0     0     23,700
AIR PRODUCTS & CHEMICALS INC               COM       009158106     449    4,551 SH    --    SOLE       --      0     0      4,551
ALLERGAN INC                               COM       018490102   1,619   25,200 SH    --    SOLE       --      0     0     25,200
AMERICAN EXPRESS CO                        COM       025816109     302    5,810 SH    --    SOLE       --      0     0      5,810
AMERICAN INTERNATIONAL GROUP INC           COM       026874107     295    5,056 SH    --    SOLE       --      0     0      5,056
AMGEN INC                                  COM       031162100   1,743   37,535 SH    --    SOLE       --      0     0     37,535
ANADARKO PETROLEUM CORP                    COM       032511107   1,321   20,112 SH    --    SOLE       --      0     0     20,112
ANHEUSER-BUSCH COS INC                     COM       035229103   1,443   27,575 SH    --    SOLE       --      0     0     27,575
AON CORP                                   COM       037389103     482   10,100 SH    --    SOLE       --      0     0     10,100
APACHE CORP                                COM       037411105   1,901   17,675 SH    --    SOLE       --      0     0     17,675
AT&T INC                                   COM       00206R102     245    5,900 SH    --    SOLE       --      0     0      5,900
ATMOS ENERGY CORP                          COM       049560105     297   10,600 SH    --    SOLE       --      0     0     10,600
AUTOMATIC DATA PROCESSING INC              COM       053015103   1,972   44,294 SH    --    SOLE       --      0     0     44,294
BANK OF AMERICA CORPORATION                COM       060505104   2,622   63,541 SH    --    SOLE       --      0     0     63,541
BARR PHARMACEUTICALS INC                   COM       068306109   1,574   29,650 SH    --    SOLE       --      0     0     29,650
BAXTER INTERNATIONAL INC                   COM       071813109     295    5,075 SH    --    SOLE       --      0     0      5,075
BECTON DICKINSON & CO                      COM       075887109     635    7,600 SH    --    SOLE       --      0     0      7,600
BERKSHIRE HATHAWAY INC DEL                 CL B      084670207   4,063      858 SH    --    SOLE       --      0     0        858
BP PLC                                SPONSORED ADR  055622104     727    9,934 SH    --    SOLE       --      0     0      9,934
BROADRIDGE FINANCIAL SOLUTIONS INC         COM       11133T103     476   21,223 SH    --    SOLE       --      0     0     21,223
CADBURY SCHWEPPES PLC                      ADR       127209302   1,988   40,275 SH    --    SOLE       --      0     0     40,275
CARBO CERAMICS INC                         COM       140781105   1,728   46,450 SH    --    SOLE       --      0     0     46,450
CHESAPEAKE ENERGY CORP                     COM       165167107     216    5,500 SH    --    SOLE       --      0     0      5,500
CHEVRON CORP NEW                           COM       166764100     292    3,125 SH    --    SOLE       --      0     0      3,125
CHUBB CORP                                 COM       171232101   2,436   44,638 SH    --    SOLE       --      0     0     44,638
CISCO SYSTEMS INC                          COM       17275R102   1,804   66,637 SH    --    SOLE       --      0     0     66,637
CITIGROUP INC                              COM       172967101     870   29,542 SH    --    SOLE       --      0     0     29,542
COCA COLA CO                               COM       191216100     985   16,044 SH    --    SOLE       --      0     0     16,044
COLGATE PALMOLIVE CO                       COM       194162103     269    3,450 SH    --    SOLE       --      0     0      3,450
COMCAST CORP NEW                           CL A      20030N101     594   32,522 SH    --    SOLE       --      0     0     32,522
COSTCO WHOLESALE CORP NEW                  COM       22160K105     898   12,875 SH    --    SOLE       --      0     0     12,875
CULLEN FROST BANKERS INC                   COM       229899109   1,765   34,848 SH    --    SOLE       --      0     0     34,848
CVS CAREMARK CORPORATION                   COM       126650100   1,745   43,900 SH    --    SOLE       --      0     0     43,900
DELL INC                                   COM       24702R101   1,134   46,250 SH    --    SOLE       --      0     0     46,250
DEVON ENERGY CORP NEW                      COM       25179M103   1,283   14,425 SH    --    SOLE       --      0     0     14,425
DIEBOLD INC                                COM       253651103     417   14,400 SH    --    SOLE       --      0     0     14,400
DOMINION RESOURCES INC VA NEW              COM       25746U109     778   16,392 SH    --    SOLE       --      0     0     16,392
DUKE REALTY CORP                           COM       264411505     822   31,500 SH    --    SOLE       --      0     0     31,500
DUN & BRADSTREET CORP DEL NEW            COM NEW     26483E100     203    2,290 SH    --    SOLE       --      0     0      2,290
EMERSON ELECTRIC CO                        COM       291011104   2,488   43,910 SH    --    SOLE       --      0     0     43,910
ENTERGY CORP NEW                      SBI INT-ENERGY 29364G103     592    4,950 SH    --    SOLE       --      0     0      4,950
EXXON MOBIL CORP                           COM       30231G102   3,503   37,391 SH    --    SOLE       --      0     0     37,391
FEDERAL HOME LOAN MORTGAGE CORP            COM       313400301     678   19,900 SH    --    SOLE       --      0     0     19,900
FEI CO                                     COM       30241L109     782   31,500 SH    --    SOLE       --      0     0     31,500
FLAMEL TECHNOLOGIES SA                SPONSORED ADR  338488109     259   26,000 SH    --    SOLE       --      0     0     26,000

GENERAL DYNAMICS CORP                      COM       369550108     356    4,000 SH    --    SOLE       --      0     0      4,000
GENERAL ELECTRIC CO                        COM       369604103   2,164   58,367 SH    --    SOLE       --      0     0     58,367
GOLDMAN SACHS GROUP INC                    COM       38141G104     746    3,470 SH    --    SOLE       --      0     0      3,470
HEWLETT PACKARD CO                         COM       428236103   1,104   21,877 SH    --    SOLE       --      0     0     21,877
HOLLY CORP                            COM PAR $0.01  435758305  32,061  630,000 SH    --    SOLE       --      0     0    630,000
INTEL CORP                                 COM       458140100   2,383   89,398 SH    --    SOLE       --      0     0     89,398
INTERNATIONAL BUSINESS MACHINES CORP       COM       459200101   1,094   10,117 SH    --    SOLE       --      0     0     10,117
ISHARES INC                             MSCI JAPAN   464286848   1,494  112,400 SH    --    SOLE       --      0     0    112,400
ISHARES INC                          MSCI PAC J INDX 464286665   1,507    9,770 SH    --    SOLE       --      0     0      9,770
ISHARES TR                            RUSSELL1000GRW 464287614     213    3,500 SH    --    SOLE       --      0     0      3,500
ISHARES TR                            RUSSELL1000VAL 464287598     271    3,375 SH    --    SOLE       --      0     0      3,375
JOHNSON & JOHNSON                          COM       478160104   1,230   18,440 SH    --    SOLE       --      0     0     18,440
JOS A BANK CLOTHIERS INC                   COM       480838101   1,715   60,275 SH    --    SOLE       --      0     0     60,275
JPMORGAN CHASE & CO                        COM       46625H100   1,168   26,750 SH    --    SOLE       --      0     0     26,750
KIMBERLY CLARK CORP                        COM       494368103     333    4,800 SH    --    SOLE       --      0     0      4,800
L-3 COMMUNICATIONS HOLDINGS INC            COM       502424104     559    5,275 SH    --    SOLE       --      0     0      5,275
LIBERTY GLOBAL INC                      COM SER A    530555101     564   14,400 SH    --    SOLE       --      0     0     14,400
LINCARE HOLDINGS INC                       COM       532791100     334    9,500 SH    --    SOLE       --      0     0      9,500
LOWES COS INC                              COM       548661107   2,121   93,788 SH    --    SOLE       --      0     0     93,788
MARSHALL & ILSLEY CORP NEW                 COM       571837103     426   16,100 SH    --    SOLE       --      0     0     16,100
MEDTRONIC INC                              COM       585055106   5,886  117,094 SH    --    SOLE       --      0     0    117,094
MERCK & CO INC                             COM       589331107     552    9,497 SH    --    SOLE       --      0     0      9,497
METAVANTE TECNOLOGIES INC                  COM       591407101     538   23,058 SH    --    SOLE       --      0     0     23,058
MICROSOFT CORPORATION                      COM       594918104   2,583   72,557 SH    --    SOLE       --      0     0     72,557
MILLIPORE CORP                             COM       601073109     801   10,950 SH    --    SOLE       --      0     0     10,950
NOKIA CORP                            SPONSORED ADR  654902204     827   21,550 SH    --    SOLE       --      0     0     21,550
NOVARTIS AG                           SPONSORED ADR  66987V109   2,253   41,475 SH    --    SOLE       --      0     0     41,475
OCCIDENTAL PETROLEUM CORP DEL              COM       674599105   3,747   48,675 SH    --    SOLE       --      0     0     48,675
OMNICOM GROUP INC                          COM       681919106     486   10,232 SH    --    SOLE       --      0     0     10,232
PEPSICO INC                                COM       713448108   3,325   43,804 SH    --    SOLE       --      0     0     43,804
PFIZER INC                                 COM       717081103   1,226   53,926 SH    --    SOLE       --      0     0     53,926
POWERSHARES ETF TRUST                 WATER RESOURCE 73935X575     428   20,000 SH    --    SOLE       --      0     0     20,000
PRAXAIR INC                                COM       74005P104   1,708   19,250 SH    --    SOLE       --      0     0     19,250
PRICE T ROWE GROUP INC                     COM       74144T108   3,102   50,955 SH    --    SOLE       --      0     0     50,955
PROCTER & GAMBLE CO                        COM       742718109   2,220   30,240 SH    --    SOLE       --      0     0     30,240
RENAISSANCERE HOLDINGS LTD                 COM       G7496G103     923   15,325 SH    --    SOLE       --      0     0     15,325
SCHLUMBERGER LTD                           COM       806857108     551    5,600 SH    --    SOLE       --      0     0      5,600
SELECT SECTOR SPDR TR                      COM       81369Y506     373    4,700 SH    --    SOLE       --      0     0      4,700
SONIC CORP                                 COM       835451105   2,309  105,427 SH    --    SOLE       --      0     0    105,427
SONOCO PRODUCTS CO                         COM       835495102     275    8,400 SH    --    SOLE       --      0     0      8,400
SOUTHERN CO                                COM       842587107     674   17,400 SH    --    SOLE       --      0     0     17,400
SOUTHWEST AIRLINES CO                      COM       844741108   3,243  265,780 SH    --    SOLE       --      0     0    265,780
STRYKER CORP                               COM       863667101     575    7,700 SH    --    SOLE       --      0     0      7,700
SUNCOR ENERGY INC                          COM       867229106     631    5,800 SH    --    SOLE       --      0     0      5,800
SYSCO CORP                                 COM       871829107   1,460   46,765 SH    --    SOLE       --      0     0     46,765
TARGET CORP                                COM       87612E106     773   15,450 SH    --    SOLE       --      0     0     15,450
TEXAS INSTRUMENTS INC                      COM       882508104     620   18,568 SH    --    SOLE       --      0     0     18,568
3M CO                                      COM       88579Y101     807    9,568 SH    --    SOLE       --      0     0      9,568
TIFFANY & CO NEW                           COM       886547108   1,618   35,149 SH    --    SOLE       --      0     0     35,149
UNITED PARCEL SERVICE INC                  CL B      911312106   1,784   25,220 SH    --    SOLE       --      0     0     25,220
UNITED TECHNOLOGIES CORP                   COM       913017109     425    5,555 SH    --    SOLE       --      0     0      5,555
UNITEDHEALTH GROUP INC                     COM       91324P102     410    7,040 SH    --    SOLE       --      0     0      7,040
VALERO ENERGY CORP NEW                     COM       91913Y100     350    5,000 SH    --    SOLE       --      0     0      5,000
VERIZON COMMUNICATIONS INC                 COM       92343V104     842   19,283 SH    --    SOLE       --      0     0     19,283
VIACOM INC NEW                             CL B      92553P201   1,025   23,349 SH    --    SOLE       --      0     0     23,349
WAL-MART STORES INC                        COM       931142103   1,648   34,675 SH    --    SOLE       --      0     0     34,675
WASTE MANAGEMENT INC DEL                   COM       94106L109   1,981   60,650 SH    --    SOLE       --      0     0     60,650

WEATHERFORD INTL LTD                       COM       G95089101     860   12,542 SH    --    SOLE       --      0     0     12,542
WESTERN UNION CO                           COM       959802109   1,608   66,225 SH    --    SOLE       --      0     0     66,225
WHOLE FOODS MARKET INC                     COM       966837106     522   12,800 SH    --    SOLE       --      0     0     12,800
WYETH                                      COM       983024100     325    7,348 SH    --    SOLE       --      0     0      7,348
XTO ENERGY INC                             COM       98385X106   1,896   36,923 SH    --    SOLE       --      0     0     36,923
ZIMMER HOLDINGS INC                        COM       98956P102   1,822   27,550 SH    --    SOLE       --      0     0     27,550